UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Boyd Watterson Asset Management, LLC
Address: 1801 East 9th Street Suite 1400
         Cleveland, OH 44114



13F File Number: 801-57468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Teresa Bruskotter
Title:   Vice President
Phone:   216-771-3450
Signature, Place, and Date of Signing:

Teresa Bruskotter Cleveland, OH      November 5, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    111
Form 13F Information Table Value Total:    $798708


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
3M COMPANY                     COM              88579Y10       943     8575 SH       SOLE                     8575        0        0
ABBOTT LABORATORIES W/RTS      COM              00282410     33370   825978 SH       SOLE                   825978        0        0
ALCOA INC                      COM              01381710     20341  1053955 SH       SOLE                  1053955        0        0
ALEXANDRIA REAL ESTATE         COM              01527110       425    10000 SH       SOLE                    10000        0        0
AMERICAN EXPRESS CO            COM              02581610     24936   799746 SH       SOLE                   799746        0        0
AMERICAN INTL GROUP INC        COM              02687410     17433   318708 SH       SOLE                   318708        0        0
AMGEN INC                      COM              03116210      2163    51859 SH       SOLE                    51859        0        0
APARTMENT INVESTMENT & MGT     COM              03748R10       486    12510 SH       SOLE                    12510        0        0
ARCHSTONE-SMITH TRUST          COM              03958310       360    15056 SH       SOLE                    15056        0        0
AUTOMATIC DATA PROCESSING      COM              05301510      4694   135001 SH       SOLE                   135001        0        0
BANC ONE CORP                  COM              06423A10       935    24991 SH       SOLE                    24991        0        0
BELLSOUTH CAP FD 7.375%        PFD              07985720       207     7900 SH       SOLE                     7900        0        0
BERKSHIRE HATHAWAY INC B       COM              08467020       574      233 SH       SOLE                      233        0        0
BOSTON PROPERTIES              COM              10112110       798    21450 SH       SOLE                    21450        0        0
BP PLC - SPONS ADR             COM              05562210       990    24820 SH       SOLE                    24820        0        0
BRISTOL-MYERS SQUIBB CO        COM              11012210       379    15936 SH       SOLE                    15936        0        0
CAMDEN PROPERTY TRUST          COM              13313110       404    12200 SH       SOLE                    12200        0        0
CAMPBELL SOUP CO               COM              13442910       329    14908 SH       SOLE                    14908        0        0
CARDINAL HEALTH INC            COM              14149Y10       328     5275 SH       SOLE                     5275        0        0
CBL & ASSOCIATES               COM              12483010      1128    29100 SH       SOLE                    29100        0        0
CENTERPOINT PROPERTIES COR     COM              15189510       975    17575 SH       SOLE                    17575        0        0
CHARTER ONE FINANCIAL INC      COM              16090310       360    12719 SH       SOLE                    12719        0        0
CHELSEA PROPERTY GROUP INC     COM              16342110      1158    34300 SH       SOLE                    34300        0        0
CHEVRON TEXACO CORP            COM              16676410     18541   267733 SH       SOLE                   267733        0        0
CITIGROUP INC                  COM              17296710      1041    35126 SH       SOLE                    35126        0        0
CLOROX CO                      COM              18905410       898    22350 SH       SOLE                    22350        0        0
COCA-COLA CO                   COM              19121610      1346    28075 SH       SOLE                    28075        0        0
COLGATE-PALMOLIVE CO           COM              19416210      2913    53996 SH       SOLE                    53996        0        0
CONOCOPHILLIPS                 COM              20825C10     12601   272516 SH       SOLE                   272516        0        0
DELL COMPUTER CORP             COM              24702510       236    10025 SH       SOLE                    10025        0        0
DEVELOPERS DIV RTY W/PPRTS     COM              25159110       635    28828 SH       SOLE                    28828        0        0
DOMINION RESOURCES INC.        COM              25746U10       252     4977 SH       SOLE                     4977        0        0
DOW CHEMICAL COMPANY           COM              26054310       426    15612 SH       SOLE                    15612        0        0
DUKE ENERGY CORP               COM              26439910       363    18593 SH       SOLE                    18593        0        0
DUKE REALTY CORPORATION        COM              26441150       485    19688 SH       SOLE                    19688        0        0
DUPONT (E I) DENEMOURS         COM              26353410      8298   230059 SH       SOLE                   230059        0        0
EATON CORP                     COM              27805810      8911   139795 SH       SOLE                   139795        0        0
ELECTRONIC DATA SYSTEMS        COM              28566110      4065   290778 SH       SOLE                   290778        0        0
EMERSON ELECTRIC CO W/RTS      COM              29101110     20349   463102 SH       SOLE                   463102        0        0
EQUITY OFFICE PROPERTIES       COM              29474110       558    21600 SH       SOLE                    21600        0        0
EQUITY RESIDENTIAL             COM              29476L10       546    22800 SH       SOLE                    22800        0        0
ESSEX PROPERTIES               COM              29717810       290     5870 SH       SOLE                     5870        0        0
EXXON MOBIL CORPORATION        COM              30231G10     32242  1010709 SH       SOLE                  1010709        0        0
FIRST INDUSTRIAL REALTY TR     COM              32054K10       474    15300 SH       SOLE                    15300        0        0
FLEET BOSTON FINL W/RTS        COM              33903010     14895   732670 SH       SOLE                   732670        0        0
FPL GROUP INC                  COM              30257110     14955   277970 SH       SOLE                   277970        0        0
GANNETT CO INC W/RIGHTS        COM              36473010      7708   106790 SH       SOLE                   106790        0        0
GENERAL ELECTRIC COMPANY       COM              36960410     28194  1143766 SH       SOLE                  1143766        0        0
GENERAL GROWTH PROPERTIES      COM              37002110       850    16500 SH       SOLE                    16500        0        0
HEALTH CARE PROPERTY           COM              42191510       402     9440 SH       SOLE                     9440        0        0
HEALTHCARE REALTY TRUST        COM              42194610       388    12465 SH       SOLE                    12465        0        0
HEWLETT-PACKARD CO             COM              42823610      9525   816201 SH       SOLE                   816201        0        0
HOME DEPOT INC                 COM              43707610      7244   277546 SH       SOLE                   277546        0        0
HONEYWELL INTERNATIONAL        COM              43851610     18580   857821 SH       SOLE                   857821        0        0
HOSPITALITY PROPERTIES TR      COM              44106M10       417    12600 SH       SOLE                    12600        0        0
IBM                            COM              45920010     20760   356023 SH       SOLE                   356023        0        0
INTEL CORP                     COM              45814010     22418  1613952 SH       SOLE                  1613952        0        0
ISTAR FINANCIAL INC            COM              45031U10       543    19440 SH       SOLE                    19440        0        0
JOHNSON & JOHNSON              COM              47816010     12384   228995 SH       SOLE                   228995        0        0
JP MORGAN CHASE & CO.          COM              46625H10       641    33758 SH       SOLE                    33758        0        0
KEYCORP                        COM              49326710       744    29796 SH       SOLE                    29796        0        0
KIMBERLY-CLARK CORP            COM              49436810     13632   240675 SH       SOLE                   240675        0        0
LIBERTY ACORN INTL FUND-Z      COM              53015P81       206    13801 SH       SOLE                    13801        0        0
LILLY (ELI) & CO               COM              53245710       660    11931 SH       SOLE                    11931        0        0
LINCOLN NATIONAL CORP          COM              53418710     20744   679004 SH       SOLE                   679004        0        0
MACERICH CO (THE)              COM              55438210       310    10000 SH       SOLE                    10000        0        0
MARSH & MCLENNAN COS INC       COM              57174810     26951   647246 SH       SOLE                   647246        0        0
MATTEL INC                     COM              57708110     13918   772785 SH       SOLE                   772785        0        0
MBIA SR NOTES (PINES) 8%       PFD              55262C30       255     9100 SH       SOLE                     9100        0        0
MBNA CORP                      COM              55262L10      1557    84702 SH       SOLE                    84702        0        0
MCDONALD'S CORP                COM              58013510       500    28300 SH       SOLE                    28300        0        0
MCGRAW-HILL INC                COM              58064510     18211   297470 SH       SOLE                   297470        0        0
MEDTRONIC INC                  COM              58505510     12080   286788 SH       SOLE                   286788        0        0
MERCK & CO INC                 COM              58933110     31375   686390 SH       SOLE                   686390        0        0
MICROSOFT CORP                 COM              59491810     22695   518860 SH       SOLE                   518860        0        0
MORGAN STANLEY                 COM              61744644      8197   241935 SH       SOLE                   241935        0        0
MOTOROLA INC                   COM              62007610       310    30485 SH       SOLE                    30485        0        0
NATIONAL CITY CORP             COM              63540510     18218   638547 SH       SOLE                   638547        0        0
PAN PACIFIC RETAIL PPTTYS      COM              69806L10       736    21350 SH       SOLE                    21350        0        0
PEPSICO INC                    COM              71344810     19431   525885 SH       SOLE                   525885        0        0
PFIZER INC                     COM              71708110     30505  1051189 SH       SOLE                  1051189        0        0
PITNEY BOWES INC               COM              72447910     18685   612820 SH       SOLE                   612820        0        0
PPG INDUSTRIES INC             COM              69350610     13729   307146 SH       SOLE                   307146        0        0
PROCTER & GAMBLE CO            COM              74271810     23138   258869 SH       SOLE                   258869        0        0
PROGRESS ENERGY INC            COM              74326310     21087   515957 SH       SOLE                   515957        0        0
PROLOGIS                       COM              74341010       839    33700 SH       SOLE                    33700        0        0
PUBLIC STORAGE INC             COM              74460D10       260     8165 SH       SOLE                     8165        0        0
REALTY INCOME CORP             COM              75610910       263     7700 SH       SOLE                     7700        0        0
RECKSON ASSOC RALTY CORP-B     COM              75621K30       238    10000 SH       SOLE                    10000        0        0
SBC COMMUNICATIONS INC         COM              78387G10       426    21196 SH       SOLE                    21196        0        0
SCHERING-PLOUGH CORP           COM              80660510       212     9940 SH       SOLE                     9940        0        0
SHURGARD STORAGE CENTERS       COM              82567D10       326    10310 SH       SOLE                    10310        0        0
SIMON PROPERTY GROUP INC       COM              82880610       931    26065 SH       SOLE                    26065        0        0
SL GREEN REALTY CORP           COM              78440X10       527    17150 SH       SOLE                    17150        0        0
STATE STREET CORP              COM              85747710     17289   447450 SH       SOLE                   447450        0        0
SUNGARD DATA SYSTEMS INC       COM              86736310      5845   300530 SH       SOLE                   300530        0        0
T ROWE PRICE MID-CAP GR FD     COM              77955610       229     7996 SH       SOLE                     7996        0        0
TARGET CORP W/RTS              COM              87612E10     16684   565160 SH       SOLE                   565160        0        0
TEXAS INSTRUMENTS INC          COM              88250810      8476   573865 SH       SOLE                   573865        0        0
TORCHMARK CORP                 COM              89102710       247     7200 SH       SOLE                     7200        0        0
TRAVELERS PROP CASUALTY-A      COM              89420G10      5541   419778 SH       SOLE                   419778        0        0
TRW INC                        COM              87264910       323     5510 SH       SOLE                     5510        0        0
UNITED DOMINION REALTY         COM              91019710       391    24600 SH       SOLE                    24600        0        0
VERIZON COMMUNICATIONS         COM              92343V10       924    33665 SH       SOLE                    33665        0        0
VORNADO REALTY TRUST           COM              92904210      1075    27250 SH       SOLE                    27250        0        0
WAL-MART STORES INC            COM              93114210       480     9755 SH       SOLE                     9755        0        0
WALGREEN CO                    COM              93142210      2790    90700 SH       SOLE                    90700        0        0
WASHINGTON MUTUAL              COM              93932210     24706   785057 SH       SOLE                   785057        0        0
WAYNE BANCORP INC OHIO         COM              94429310       288    11602 SH       SOLE                    11602        0        0
WEINGARTEN REALTY INVST        COM              94874110       611    16702 SH       SOLE                    16702        0        0
WYETH                          COM              98302410      1822    57290 SH       SOLE                    57290        0        0